Putnam California Tax Exempt Income Fund
The fund's portfolio
6/30/20 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.13% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (101.6%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.0%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
5.00%, 10/1/33	A+/F	$1,500,000	$1,888,845
4.00%, 10/1/38	A+/F	4,270,000	4,754,389
4.00%, 10/1/36	A+/F	2,455,000	2,750,901
4.00%, 10/1/34	A+/F	2,110,000	2,384,996

			11,779,131
California (98.7%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.)
6.125%, 7/1/41	A-/F	2,045,000	2,086,575
Ser. A, 5.00%, 7/1/42	A-/F	700,000	726,250
ABAG Fin. Auth. for Nonprofit Corps. Special Tax Bonds, (Windemere Ranch Infrastructure Fin. Program), Ser. A, AGM
5.00%, 9/2/34	AA	415,000	504,723
5.00%, 9/2/33	AA	740,000	902,260
5.00%, 9/2/32	AA	350,000	428,705
ABAG Fin. Auth. Non-Profit Corps Insd. Sr. Living Rev. Bonds, (Odd Fellows Home of CA), Ser. A
5.00%, 4/1/42	AA-	1,000,000	1,090,340
5.00%, 4/1/32	AA-	3,000,000	3,305,100
Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. B, AGM, 5.00%, 10/1/37	AA	450,000	519,687
Albany, Unified School Dist. G.O. Bonds, (Election 2016), Ser. B
5.00%, 8/1/43	Aa3	2,000,000	2,412,360
4.00%, 8/1/46	Aa3	1,750,000	1,946,998
Anaheim, Hsg. & Pub. Impt. Auth. Rev. Bonds
Ser. A, 5.00%, 10/1/50	AA-	1,400,000	1,619,170
Ser. C, 5.00%, 10/1/45	AA-	2,730,000	3,169,257
Anaheim, Pub. Fin. Auth. Rev. Bonds, Ser. C, AGM, zero %, 9/1/31	AA	5,000,000	4,133,200
Bay Area Toll Auth. Rev. Bonds, (San Francisco Bay Area Sub. Toll Bridge), Ser. S-7, 4.00%, 4/1/38	AA-	9,850,000	11,026,780
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 0.08%, 4/1/53	VMIG 1	25,710,000	25,710,000
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	4,575,000	4,792,953
CA Hsg. Fin. Agcy. Rev. Bonds, Ser. 2, Class A, 4.00%, 3/20/33	BBB+	2,977,585	3,196,705
CA Muni. Fin. Auth. Rev. Bonds
(Channing House), Ser. B, 5.00%, 5/15/47	AA-	6,530,000	7,612,609
(Eisenhower Med. Ctr.), Ser. A, 5.00%, 7/1/42	Baa2	300,000	340,017
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/42	A3	3,400,000	3,851,112
(Channing House), Ser. B, 5.00%, 5/15/37	AA-	250,000	295,315
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/37	A3	1,000,000	1,151,200
(Cmnty. Med. Ctr.), Ser. A, 5.00%, 2/1/36	A3	1,800,000	2,077,920
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/32	A-/F	425,000	496,460
(Channing House), Ser. B, 5.00%, 5/15/32	AA-	150,000	178,755
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/31	A-/F	750,000	877,013
(Retirement Hsg. Foundation Oblig. Group), Ser. A, 5.00%, 11/15/30	A-/F	250,000	290,875
CA Pub. Fin. Auth. VRDN, (Sharp Hlth. Care Oblig. Group), Ser. C, 0.09%, 8/1/52	VMIG 1	4,815,000	4,815,000
CA School Fac. Fin. Auth. Rev. Bonds
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/54	BBB	3,150,000	3,587,031
(Kipp SoCal Pub. Schools), Ser. A, 5.00%, 7/1/39	BBB	1,000,000	1,161,980
(Alliance College-Ready Pub. Schools), Ser. C, 5.00%, 7/1/31	BBB	1,425,000	1,602,085
CA School Fac. Fin. Auth. 144A Rev. Bonds
(Granada Hills Charter High School), 5.00%, 7/1/54	BBB-	7,120,000	7,712,384
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/51	BBB	1,570,000	1,700,153
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/48	BBB-	5,250,000	5,898,585
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/45	BBB-	1,500,000	1,624,920
(Granada Hills Charter High School), 5.00%, 7/1/43	BBB-	1,750,000	1,908,830
(Green Dot Pub. Schools), Ser. A, 5.00%, 8/1/38	BBB-	1,000,000	1,144,490
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/36	BBB	1,250,000	1,374,425
(Alliance College-Ready Pub. Schools), Ser. A, 5.00%, 7/1/31	BBB	1,830,000	2,041,274
CA School Fin. Auth. Rev. Bonds, (Kipp LA Projects), Ser. A, 5.125%, 7/1/44	BBB	1,060,000	1,144,493
CA State G.O. Bonds
4.00%, 3/1/46	Aa2	3,000,000	3,534,090
Ser. B1, 0.07%, 5/1/34	VMIG 1	12,395,000	12,395,000
CA State VRDN
Ser. A-2, 0.05%, 5/1/33	VMIG 1	11,270,000	11,270,000
Ser. A-3, 0.08%, 5/1/33	VMIG 1	9,500,000	9,500,000
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Summit Pub. Schools)
5.00%, 6/1/53	Baa3	2,350,000	2,569,067
5.00%, 6/1/47	Baa3	1,000,000	1,098,510
CA State Cmnty. College Fin. Auth. Rev. Bonds, (Orange Coast College Hsg.)
5.25%, 5/1/43	BBB-	500,000	516,440
5.00%, 5/1/37	BBB-	1,000,000	1,035,930
5.00%, 5/1/34	BBB-	800,000	835,792
5.00%, 5/1/33	BBB-	600,000	628,758
5.00%, 5/1/31	BBB-	825,000	875,498
CA State Dept. of Veterans Affairs Home Purchase Rev. Bonds, Ser. A, 4.00%, 12/1/49	AA	4,280,000	4,716,902
CA State Edl. Fac. Auth. Rev. Bonds
(U. of the Pacific), 5.50%, 11/1/39	A2	1,085,000	1,089,524
(U. of the Pacific), 5.25%, 11/1/29	A2	1,265,000	1,270,022
(Pepperdine U.), 5.00%, 10/1/49	Aa3	2,000,000	2,349,380
(Occidental College), 5.00%, 10/1/45	Aa3	425,000	501,084
(Pepperdine U.), 5.00%, 9/1/45	Aa3	1,000,000	1,176,310
(Pepperdine U.), 5.00%, 10/1/41	Aa3	1,500,000	1,776,450
(Occidental College), 5.00%, 10/1/38	Aa3	595,000	708,818
(U. of Redlands), Ser. A, 5.00%, 10/1/37	Baa1	425,000	477,131
(U. of the Pacific), 5.00%, 11/1/36	A2	500,000	566,990
(U. of Redlands), Ser. A, 5.00%, 10/1/35	Baa1	1,000,000	1,097,300
(Chapman U.), Ser. B, 4.00%, 4/1/47	A2	4,940,000	5,293,210
(Loyola-Marymount U.), Ser. A, NATL, zero %, 10/1/28	A2	355,000	312,705
CA State Hlth. Fac. Fin. Auth. Rev. Bonds
(City of Hope Oblig. Group), 5.00%, 11/15/49	A1	5,000,000	5,817,500
(Sutter Hlth.), Ser. A, 5.00%, 11/15/46	A1	11,685,000	13,470,585
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/43	Baa2	6,155,000	6,716,582
(Children's Hosp. Los Angeles), Ser. A, 5.00%, 8/15/42	BBB+	4,000,000	4,546,400
(Los Angeles Biomedical Research Inst.), 5.00%, 9/1/37	Baa2	1,845,000	2,041,529
(City of Hope Oblig. Group), 4.00%, 11/15/45	A1	11,000,000	12,347,060
(Sutter Hlth. Oblig. Group), Ser. B, 4.00%, 11/15/38	A1	3,000,000	3,369,450
(Providence St. Joseph Hlth.), Ser. A, 4.00%, 10/1/35	Aa3	1,000,000	1,127,760
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (11/5/19)(8/1/21)
Mandatory Put Bonds (11/5/19) (Colburn School (The)), 1.75%, 8/1/55	A+	4,600,000	4,689,470
Mandatory Put Bonds (8/1/21) (CA Academy of Sciences), Ser. D, 0.509%, 8/1/47	A2	7,300,000	7,252,404
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds
(Equitable School Revolving Fund), Ser. B, 5.00%, 11/1/39	A	600,000	712,188
(Academy of Motion Picture Arts and Sciences), Ser. B, 5.00%, 11/1/29	Aa2	7,000,000	9,214,380
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/31	BBB	600,000	703,662
(Caritas Affordable Hsg., Inc.), Ser. A, 5.00%, 8/15/30	BBB+	1,000,000	1,113,430
(Caritas Sr. Hsg. Network), Ser. A, 5.00%, 8/15/30	BBB	685,000	809,252
CA State Muni. Fin. Auth. Rev. Bonds
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/49	AA-	2,650,000	3,200,935
(UCR North Dist. Phase 1 Student Hsg.), 5.00%, 5/15/49	Baa3	3,000,000	3,407,760
(HumanGood CA Oblig. Group), Ser. A, 5.00%, 10/1/44	A-/F	5,000,000	5,379,550
(LINXS PPM), 5.00%, 12/31/43	BBB-/F	10,600,000	12,035,346
(Dundee Glasgow Student Hsg.), 5.00%, 5/15/43	Baa3	1,250,000	1,414,013
(Orange Cnty. Civic Ctr.), 5.00%, 6/1/42	AA	5,000,000	5,904,200
(Master's U. (The)), 5.00%, 8/1/39	BB+	3,390,000	3,540,787
(Town & Country Manor of the Christian & Missionary Alliance), 5.00%, 7/1/39	AA-	1,995,000	2,454,548
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/35	BBB-/F	1,000,000	1,160,450
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/34	BBB-/F	1,200,000	1,397,928
(Master's U. (The)), 5.00%, 8/1/34	BB+	1,385,000	1,468,959
(LINXS Automated People Mover), Ser. A, 5.00%, 12/31/33	BBB-/F	1,000,000	1,168,690
(West Village Student Hsg.), BAM, 4.00%, 5/15/48	AA	5,000,000	5,295,300
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/44	A-/F	5,000,000	5,032,750
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/38	A-/F	3,790,000	3,861,214
(HumanGood CA Oblig. Group), Ser. A, 4.00%, 10/1/37	A-/F	2,820,000	2,879,305
(United Airlines, Inc.), 4.00%, 7/15/29	BB-	5,000,000	5,048,450
CA State Muni. Fin. Auth. Charter School Lease 144A Rev. Bonds, (Bella Mente Montessori Academy), Ser. A
5.00%, 6/1/48	Ba1	2,300,000	2,368,816
5.00%, 6/1/38	Ba1	1,680,000	1,756,978
5.00%, 6/1/28	Ba1	430,000	462,693
CA State Muni. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (2/3/25), (Waste Management, Inc.), Ser. A, 1.30%, 2/1/39	A-	1,600,000	1,609,968
CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.10%, 6/1/40	A	4,500,000	4,514,670
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	14,250,000	14,725,665
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	2,250,000	2,565,158
CA State Poll. Control Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (5/1/24), (Waste Management, Inc.), Ser. A
2.50%, 11/1/38	A-	2,500,000	2,636,700
2.50%, 7/1/31	A-	1,125,000	1,186,515
CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	4,000,000	4,013,480
CA State Poll. Control Fin. Auth. Wtr. Furnishing 144A Rev. Bonds, (San Diego Cnty. Wtr. Auth. Desalination), 5.00%, 11/21/45	Baa3	4,390,000	4,952,930
CA State Statewide Communities Dev. Auth. Hosp. Rev. Bonds, (Methodist Hosp. of Southern CA)
5.00%, 1/1/48	BBB+	2,000,000	2,292,960
5.00%, 1/1/43	BBB+	7,195,000	8,335,192
CA State Tobacco Securitization Agcy. Rev. Bonds
Ser. B-1, 5.00%, 6/1/49	BBB-	1,000,000	1,160,150
(Kern Cnty. Tobacco Funding Corp.), 5.00%, 6/1/40	BBB/P	5,000,000	5,195,850
Ser. A, 4.00%, 6/1/49	BBB-	2,525,000	2,765,052
Ser. A, 4.00%, 6/1/40	A-	400,000	457,996
Ser. A, 4.00%, 6/1/39	A-	300,000	344,451
Ser. A, 4.00%, 6/1/38	A-	275,000	316,753
Ser. B-2, zero %, 6/1/55	BB/P	10,390,000	1,771,703
CA State U. Rev. Bonds, (Systemwide), Ser. A, 5.00%, 11/1/41	Aa2	16,610,000	19,835,496
CA State, Pub. Wks. Board Rev. Bonds, (Various Capital), Ser. B
4.00%, 3/1/45	Aa3	1,000,000	1,164,370
4.00%, 3/1/40	Aa3	575,000	680,553
4.00%, 3/1/39	Aa3	500,000	593,455
4.00%, 3/1/38	Aa3	450,000	535,752
4.00%, 3/1/37	Aa3	500,000	597,275
4.00%, 3/1/36	Aa3	200,000	239,846
4.00%, 3/1/35	Aa3	500,000	602,435
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.375%, 11/1/49	BB/P	1,000,000	1,022,960
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	1,300,000	1,326,104
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/47	A-	2,000,000	2,242,860
(American Baptist Homes of the West), 5.00%, 10/1/45	A-/F	2,550,000	2,751,935
AGM, 5.00%, 11/15/44	AA	5,195,000	5,924,898
(American Baptist Homes of the West), 5.00%, 10/1/43	A-/F	1,190,000	1,234,423
(Culinary Institute of America (The)), Ser. B, 5.00%, 7/1/41	Baa2	380,000	408,838
(Enloe Med. Ctr.), 5.00%, 8/15/38	AA-	2,750,000	3,265,790
(Enloe Med. Ctr.), 5.00%, 8/15/35	AA-	1,580,000	1,889,238
(Episcopal Cmntys. and Svcs.), 5.00%, 5/15/32	A-/F	600,000	630,612
(Front Porch Cmnty. & Svcs.), Ser. A, 5.00%, 4/1/30	A-	310,000	367,682
(Terraces at San Joaquin Gardens), Ser. A, 5.00%, 10/1/22	A-/F	1,690,000	1,739,940
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/47	AA-	2,000,000	2,231,600
(Front Porch Cmnty. & Svcs.), Ser. A, 4.00%, 4/1/47	A-	1,625,000	1,703,471
(Marin Gen. Hosp.), Ser. A, 4.00%, 8/1/45	A-	2,500,000	2,610,500
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/43	AA-	1,000,000	1,122,090
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/39	AA-	875,000	990,736
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/38	AA-	800,000	908,104
(Viamonte Senior Living 1, Inc.), Ser. A, 4.00%, 7/1/37	AA-	620,000	705,715
(Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	4,600,000	4,631,694
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	125,000	124,918
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/51	BB/P	1,440,000	1,428,725
(CA Baptist U.), Ser. A, 5.00%, 11/1/41	BB/P	1,535,000	1,588,188
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/39	BB/P	475,000	481,118
(Lancer Edl. Student Hsg.), Ser. A, 5.00%, 6/1/34	BB/P	375,000	385,853
(CA Baptist U.), Ser. A, 5.00%, 11/1/32	BB/P	720,000	764,849
(Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	750,000	693,150
CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5.625%, 5/1/29	Baa1	875,000	878,036
Campbell, Union High School Dist. G.O. Bonds, (Election 2016), Ser. B, 4.00%, 8/1/37	AAA	2,410,000	2,762,583
Carson, Pub. Fin. Auth. Reassessment Rev. Bonds, 5.00%, 9/2/28	BB/P	1,650,000	2,045,208
Centinela Valley, Union High School Dist. G.O. Bonds, Ser. C, AGM, 4.00%, 8/1/34	AA	5,000,000	5,643,550
Ceres, Unified School Dist. G.O. Bonds, BAM
zero %, 8/1/40	AA	1,285,000	635,715
zero %, 8/1/39	AA	1,075,000	556,495
zero %, 8/1/38	AA	1,000,000	542,070
zero %, 8/1/36	AA	545,000	323,065
zero %, 8/1/34	AA	715,000	463,220
zero %, 8/1/33	AA	250,000	169,200
Chino Valley, Unified School Dist. G.O. Bonds, Ser. B
5.00%, 8/1/55	Aa2	8,200,000	10,416,624
5.00%, 8/1/40	Aa2	300,000	391,194
4.00%, 8/1/45	Aa2	2,500,000	2,946,925
Chino, Cmnty. Fac. Special Tax, (Dist. No. 2003-3)
4.00%, 9/1/50	BB/P	1,265,000	1,335,992
4.00%, 9/1/45	BB/P	500,000	530,395
3.00%, 9/1/25	BB/P	345,000	361,080
3.00%, 9/1/24	BB/P	335,000	349,361
Chula Vista, Indl. Dev. Rev. Bonds, (San Diego Gas)
Ser. C, 5.875%, 2/15/34	A2	2,600,000	2,609,178
Ser. D, 5.875%, 1/1/34	A2	5,000,000	5,017,700
Chula Vista, Muni. Fin. Auth. Special Tax Bonds
5.50%, 9/1/30	AA-	740,000	840,263
5.50%, 9/1/29	AA-	2,165,000	2,464,225
Cloverdale Unified School Dist. G.O. Bonds, Ser. B, 4.00%, 8/1/49	Aa3	5,000,000	5,668,150
Commerce, Redev. Agcy. Tax Alloc. Bonds, (Redev. Area 1), U.S. Govt. Coll., zero %, 8/1/21 (Escrowed to maturity)	AAA/P	5,130,000	4,903,100
Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds
Ser. A, 5.00%, 9/1/35	AA-	585,000	641,897
Ser. A, 5.00%, 9/1/32	AA-	1,125,000	1,242,585
(Sr. Lien), Ser. A, 5.00%, 9/1/28	AA-	275,000	307,175
Coronado, Cmnty. Dev. Successor Agcy. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/33	AA	13,695,000	16,088,201
Eastern CA Muni. Waste Wtr. Dist. Rev. Bonds, Ser. A, 5.00%, 7/1/45	AA+	2,740,000	3,283,041
Eastern CA Muni. Wtr. Dist. Fin. Auth. Wtr. & Waste Wtr. Rev. Bonds, Ser. A
4.00%, 7/1/38	AA+	1,250,000	1,534,988
4.00%, 7/1/37	AA+	1,100,000	1,357,631
Emeryville, Redev. Successor Agcy. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 9/1/34	AA	500,000	570,080
Fairfield Cmnty., Fac. Dist. Special Tax Bonds, (Impt. Area B), Ser. A
5.00%, 9/1/49	BB/P	1,600,000	1,764,512
5.00%, 9/1/44	BB/P	1,000,000	1,113,500
5.00%, 9/1/39	BB/P	500,000	564,040
Fairfield-Suisun, Unified School Dist. G.O. Bonds, (Election 2016)
4.00%, 8/1/34	Aa2	3,290,000	3,764,484
4.00%, 8/1/33	Aa2	3,015,000	3,468,546
Federal Home Loan Mortgage Corp. Rev. Bonds, Ser. M-054, Class A, 2.35%, 12/15/35	AA+	1,000,000	1,067,470
Folsom Cordova, Unified School Dist. G.O. Bonds, (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa3	1,505,000	1,427,161
Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6.00%, 1/15/53 (Prerefunded 1/15/24)	A-	8,000,000	9,587,040
Franklin-McKinley, School Dist. G.O. Bonds, (Election 2016), Ser. B, 5.00%, 8/1/44	Aa3	2,825,000	3,401,978
Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.00%, 6/1/47	BB/P	11,000,000	11,137,830
Ser. A, 5.00%, 6/1/45	Aa3	16,575,000	19,069,538
Ser. A, 5.00%, 6/1/40	Aa3	23,940,000	27,736,166
Ser. A, 5.00%, 6/1/35	Aa3	1,065,000	1,245,475
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/35	BB+	2,500,000	2,979,425
(Tobacco Settlement), Ser. A-1, 5.00%, 6/1/34	BBB-	2,500,000	2,993,200
Ser. A, 5.00%, 6/1/33	Aa3	4,355,000	5,117,343
Ser. A-1, 5.00%, 6/1/31	BBB	5,000,000	6,079,700
Ser. A-1, 5.00%, 6/1/27	BBB	2,000,000	2,466,940
Ser. A-1, 5.00%, 6/1/26	BBB	1,100,000	1,333,035
Ser. A, AMBAC, zero %, 6/1/24	Aa3	12,000,000	11,558,400
Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds, (Election 2012), Ser. B, 4.00%, 8/1/47	Aa2	3,500,000	4,013,835
Hartnell Cmnty. College Dist. G.O. Bonds, Ser. A
zero %, 8/1/37	Aa2	3,500,000	1,913,940
zero %, 8/1/36	Aa2	4,750,000	2,739,658
zero %, 8/1/35	Aa2	1,000,000	606,200
Hayward, Unified School Dist. G.O. Bonds, 5.00%, 8/1/38	A+	1,995,000	2,293,831
Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.25%, 1/15/35	BBB+	2,964,976	3,242,261
Inglewood, Redev. Agcy. Successor Tax Allocation Bonds, (Merged Redev.), Ser. A, BAM
5.00%, 5/1/38	AA	250,000	299,505
5.00%, 5/1/34	AA	500,000	606,065
Inland Valley, Dev. Agcy. Successor Tax Alloc. Bonds, Ser. A, 5.25%, 9/1/37	A-	4,925,000	5,447,395
Irvine, Cmnty. Fac. Dist. No. 13-3 Special Tax Bonds
(Great Park Impt. Area No. 1), 5.00%, 9/1/39	BBB-/P	1,000,000	1,094,780
(Great Park Impt. Area No. 4), 4.00%, 9/1/41	BB-/P	2,500,000	2,650,375
Irvine, Impt. Board Act of 1915 Special Assmt. Bonds, (Dist No. 12-1), 5.00%, 9/2/23	A+	1,000,000	1,090,980
Irvine, Unified School Dist. Special Tax Bonds
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/47	BB+/P	200,000	229,172
(Cmnty. Fac. Dist. No. 09-1), Ser. C, 5.00%, 9/1/47	BB+/P	1,000,000	1,145,860
(Cmnty. Fac. Dist. No. 09-1), Ser. A, 5.00%, 9/1/42	BB+/P	400,000	462,200
(Cmnty. Fac. Dist. No. 09-1), Ser. B, 5.00%, 9/1/42	BB+/P	1,000,000	1,155,500
BAM, 5.00%, 9/1/38	AA	2,500,000	2,873,475
(Cmnty. Fac. Dist. No. 09-1), Ser. A, BAM, 4.00%, 9/1/49	AA	2,000,000	2,227,280
(Cmnty. Fac. Dist. No. 09-1), Ser. A, BAM, 4.00%, 9/1/44	AA	1,000,000	1,120,550
Jurupa, Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 9/1/33	A+	600,000	683,076
5.00%, 9/1/32	A+	2,475,000	2,811,724
Kaweah, Delta Hlth. Care Dist. Rev. Bonds, Ser. B, 5.00%, 6/1/40	A3	1,500,000	1,689,450
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	BBB-/F	635,000	650,462
Lake Elsinore, Pub. Fin. Auth. Local Agcy. Special Tax Bonds, (Canyon Hills Impt. Areas), Ser. A & C
5.00%, 9/1/33	BB+/P	1,105,000	1,216,196
5.00%, 9/1/31	BB+/P	1,045,000	1,160,222
Long Beach Marina, Rev. Bonds, 5.00%, 5/15/40	BBB/F	1,000,000	1,038,990
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/28	A2	5,000,000	6,381,150
Long Beach, Cmnty. College Dist. G.O. Bonds, (2008 Election), Ser. B
zero %, 8/1/34	Aa2	1,500,000	1,127,355
zero %, 8/1/33	Aa2	625,000	483,650
Long Beach, Harbor Rev. Bonds
(Green Bond), Ser. B, 5.00%, 5/15/43	AA	2,000,000	2,284,560
Ser. A, 5.00%, 5/15/40	AA	5,000,000	5,744,450
Long Beach, Unified School Dist. G.O. Bonds, Ser. D-1, zero %, 8/1/37	Aa2	1,000,000	545,140
Los Angeles Cnty., Pub. Wks. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/44	AA+	1,000,000	1,152,760
Los Angeles Ctny., Pub. Wks. Fin. Auth. Lease Rev. Bonds, Ser. D, 5.00%, 12/1/45	AA+	3,000,000	3,499,050
Los Angeles, Cmnty. College Dist. G.O. Bonds, Ser. G, 4.00%, 8/1/34	Aaa	2,610,000	2,888,226
Los Angeles, Cmnty. Fac. Dist. No. 4 Special Tax Bonds, (Playa Vista Phase 1)
5.00%, 9/1/31	A+	1,480,000	1,735,833
5.00%, 9/1/30	A+	1,480,000	1,736,499
Los Angeles, Dept. of Arpt. Rev. Bonds
(Los Angeles Intl. Arpt.), Ser. F, 5.00%, 5/15/44(T)	Aa3	10,000,000	11,859,822
(Los Angeles Intl. Arpt.), Ser. F, 4.00%, 5/15/49(T)	Aa3	8,000,000	9,200,358
(Los Angeles Intl. Arpt.), Ser. A, 5.00%, 5/15/40	Aa2	4,000,000	5,092,120
(Los Angeles Intl. Arpt.), Ser. A, 5.00%, 5/15/39	Aa2	2,000,000	2,552,760
Ser. A, 4.00%, 5/15/34	Aa3	1,155,000	1,276,310
Los Angeles, Harbor Dept. Rev. Bonds, (Green Bond), Ser. C, 4.00%, 8/1/39	Aa2	2,200,000	2,453,264
Los Angeles, Muni. Impt. Corp. Lease Rev. Bonds, (Real Property), Ser. B, 4.00%, 11/1/33	AA-	3,480,000	3,985,609
Los Angeles, Unified School Dist. G.O. Bonds, Ser. RYQ, 4.00%, 7/1/36	Aa3	5,000,000	6,002,900
M-S-R Energy Auth. Rev. Bonds
Ser. A, 6.50%, 11/1/39	BBB+	6,000,000	9,428,820
Ser. A, 6.125%, 11/1/29	BBB+	1,035,000	1,308,395
Ser. B, 6.125%, 11/1/29	BBB+	2,590,000	3,276,065
Merced, City School Dist. G.O. Bonds, (Election 2014), 5.00%, 8/1/45	Aa3	3,500,000	4,113,235
Merced, Union High School Dist. G.O. Bonds, AGM
zero %, 8/1/44 (Prerefunded 2/1/25)	AA	8,655,000	3,085,248
zero %, 8/1/39 (Prerefunded 2/1/25)	AA	5,005,000	2,334,582
Modesto, Irrigation Dist. Fin. Auth. Elec. Syst. Rev. Bonds, Ser. A, 5.00%, 10/1/40	A+	2,790,000	3,269,852
Mountain View, Shoreline Regl. Pk. Cmnty. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 8/1/43	AA	5,615,000	6,855,915
Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA	2,000,000	1,640,520
Murrieta, Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/1/26	A	1,000,000	1,078,850
Napa Valley, Cmnty. College Dist. G.O. Bonds
stepped-coupon zero % (4.00%, 2/1/21), 8/1/34(STP)	Aa2	1,500,000	1,647,705
stepped-coupon zero % (4.00%, 2/1/21), 8/1/33(STP)	Aa2	2,500,000	2,754,500
Norco, Special Tax Bonds, (Norco Ridge Ranch), BAM
5.00%, 9/1/33	AA	660,000	817,714
5.00%, 9/1/30	AA	2,190,000	2,773,679
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.25%, 9/1/33	BBB+	1,500,000	1,668,090
Northern CA Energy Auth. Commodity Supply Mandatory Put Bonds (7/1/24), Ser. A, 4.00%, 7/1/49	A3	13,000,000	14,387,620
Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds
Ser. A, 5.00%, 8/1/40	A1	4,000,000	4,603,000
Ser. C, 5.00%, 8/1/38	A1	3,235,000	3,817,753
Ser. C, 5.00%, 8/1/37	A1	8,520,000	10,091,258
Ser. A, 5.00%, 8/1/35	A1	1,000,000	1,159,590
Orange Cnty., Cmnty. Fac. Dist. Special Tax Bonds, (Ladera Ranch - No. 04-1), Ser. A
5.00%, 8/15/33	A+	1,750,000	1,853,530
5.00%, 8/15/32	A+	1,000,000	1,060,630
Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds, NATL, 5.25%, 9/1/30	AA-	1,295,000	1,636,245
Pub. Fin. Auth. Rev. Bonds, (Sharp Healthcare), Ser. A, 4.00%, 8/1/47	AA	10,000,000	11,190,000
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds
(Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/32	BBB-/P	1,250,000	1,324,125
(Sunridge Anatolia No. 03-1), 4.00%, 9/1/27	BBB-/P	425,000	476,731
Redding, Elec. Syst. Rev. Bonds, NATL, 6.368%, 7/1/22 (Escrowed to maturity)	Baa2	955,000	1,005,691
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. L, 5.00%, 5/15/41	Aa3	2,000,000	2,341,860
Ripon, Redev. Agcy. Tax Alloc. Bonds, (Cmnty. Redev.), NATL, 4.75%, 11/1/36	Baa2	1,350,000	1,352,309
Riverside Cnty., Pub. Fin. Auth. Tax Allocation Bonds, Ser. A, BAM, 4.00%, 10/1/40	AA	1,250,000	1,384,750
Riverside Cnty., Redev. Successor Agcy. Tax Alloc. Bonds, (Hsg.), Ser. B
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/41(STP)	AA	1,990,000	2,169,478
stepped-coupon zero % (5.000%, 10/1/21), 10/1/37(STP)	AA	1,010,000	1,106,617
stepped-coupon zero % (5.000%, 10/1/21), 10/1/32(STP)	AA	290,000	322,985
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/29(STP)	AA	775,000	876,153
stepped-coupon zero % (5.000%, 10/1/21), 10/1/28(STP)	AA	235,000	267,348
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/26(STP)	AA	500,000	573,570
BAM, stepped-coupon zero % (5.000%, 10/1/21), 10/1/24(STP)	AA	445,000	486,345
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	A	750,000	810,795
Rocklin, Special Tax, (Cmnty. Fac. Dist. No. 10)
5.00%, 9/1/40	BB+/P	500,000	550,040
5.00%, 9/1/39	BB+/P	500,000	550,915
Rocklin, Special Tax Bonds, 5.00%, 9/1/35	BB/P	3,500,000	3,901,240
Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds, (Rohnert Redev.), NATL, zero %, 8/1/25	A+	1,340,000	1,253,128
Romoland, School Dist. Special Tax Bonds, (Cmnty. Fac. Dist. No. 91-1), 5.00%, 9/1/41	BB/P	1,000,000	1,130,960
Roseville, Special Tax
5.00%, 9/1/49	BB/P	1,000,000	1,092,140
5.00%, 9/1/45	BB/P	400,000	440,296
5.00%, 9/1/39	BB/P	465,000	520,600
Roseville, Special Tax Bonds, (Westpark Cmnty. Pub. Fac. Dist. No. 1)
5.00%, 9/1/37	BBB-/P	1,250,000	1,394,138
5.00%, 9/1/33	BBB-/P	1,000,000	1,126,430
Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/23	A	10,000,000	9,522,400
Salinas, Union High School Dist. G.O. Bonds, Ser. B
4.00%, 8/1/49	Aa2	3,600,000	4,112,640
4.00%, 8/1/45	Aa2	5,000,000	5,737,100
San Bernardino Cnty., FRB, Ser. C, 0.403%, 8/1/23	AA+	10,000,000	9,911,400
San Bernardino Cnty., Special Tax Bonds, 5.00%, 9/1/33	BBB-/P	2,500,000	2,731,875
San Diego Assn. of Govt. Capital Grant Receipts Rev. Bonds, (Mid Coast Corridor Transit), Ser. B, 1.80%, 11/15/27	A-	3,000,000	3,062,580
San Diego Cmnty. Fac. Dist. No. 3 Special Tax Bonds, 5.00%, 9/1/36	BBB/P	975,000	1,043,884
San Diego Cnty., Special Tax Bonds
(Harmony Grove Village-Impt. Area No. 1), Ser. A, 4.00%, 9/1/50	BB/P	875,000	919,966
(Harmony Grove Village-Impt. Area No. 2), Ser. A, 4.00%, 9/1/50	BB/P	1,100,000	1,156,529
(Harmony Grove Village-Impt. Area No. 1), Ser. A, 4.00%, 9/1/45	BB/P	550,000	582,401
(Harmony Grove Village-Impt. Area No. 2), Ser. A, 4.00%, 9/1/45	BB/P	1,000,000	1,058,100
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/44	A	1,000,000	1,103,710
San Diego, Assn. of Govt. South Bay Expressway Toll Rev. Bonds, Ser. A, 5.00%, 7/1/42	A	3,000,000	3,463,860
San Diego, Cmnty College Dist. G.O. Bonds, 4.00%, 8/1/41	Aaa	2,345,000	2,638,711
San Diego, Tobacco Settlement Funding Corp. Rev. Bonds, Ser. C, 4.00%, 6/1/32	BBB	835,000	836,536
San Diego, Unified School Dist. G.O. Bonds, Ser. K-2
zero %, 7/1/35	Aa2	1,025,000	663,319
zero %, 7/1/33	Aa2	1,645,000	1,166,618
zero %, 7/1/32	Aa2	1,955,000	1,455,732
San Francisco, City & Cnty. G.O. Bonds, Ser. A, 4.00%, 6/15/36	Aaa	5,155,000	5,702,873
San Francisco, City & Cnty. Rev. Bonds, (Pub. Util. Comm.), 4.00%, 11/1/39	Aa2	5,000,000	5,655,500
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds
Ser. A, 5.00%, 5/1/49	A1	10,000,000	12,002,600
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/47	A1	3,000,000	3,589,680
Ser. F, 5.00%, 5/1/40	A1	4,740,000	4,754,267
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/39	A1	1,510,000	1,836,069
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/38	A1	1,500,000	1,828,845
(SFO Fuel Co., LLC), Ser. A, 5.00%, 1/1/35	A1	1,475,000	1,817,525
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN Rev. Bonds, Ser. B, 0.10%, 5/1/58	VMIG 1	18,505,000	18,505,000
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay South Pub. Impts.), Ser. A, 5.00%, 8/1/31	BBB/P	1,140,000	1,205,390
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Tax Alloc. Bonds, (Mission Bay South Redev.), Ser. A, 5.00%, 8/1/43	A-	1,750,000	1,920,713
San Jacinto, Unified School Dist. Fin. Auth. Special Tax
5.00%, 9/1/49	BB/P	2,650,000	2,980,482
5.00%, 9/1/44	BB/P	1,800,000	2,035,332
5.00%, 9/1/36	BB/P	600,000	690,654
San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	A-	7,125,000	7,992,683
Santa Ana, Gas Tax Rev. Bonds
5.00%, 1/1/37	AA-	500,000	638,650
4.00%, 1/1/40	AA-	1,670,000	1,936,198
4.00%, 1/1/39	AA-	1,710,000	2,009,626
4.00%, 1/1/38	AA-	1,500,000	1,767,750
Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds, (Impt. Area No. 1), Ser. A
5.25%, 9/1/27	A	3,235,000	3,416,904
5.10%, 9/1/30	A	470,000	495,723
Santee, CDC Successor Agcy. Tax Allocation Bonds, Ser. A, BAM
5.00%, 8/1/32	AA	2,000,000	2,385,900
5.00%, 8/1/31	AA	2,410,000	2,888,433
School Fin. Fac. Auth. 144A Rev. Bonds, (Kipp LA Projects), Ser. A, 5.00%, 7/1/45	BBB	1,500,000	1,634,715
South Orange Cnty., Pub. Fin. Auth. Special Tax Bonds, Ser. A
5.00%, 8/15/32	AA	1,000,000	1,061,680
5.00%, 8/15/30	AA	1,130,000	1,203,653
South Western Cmnty. College Dist. G.O. Bonds, (Election 2008), Ser. D, zero %, 8/1/37	Aa2	3,100,000	1,585,154
Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5.25%, 11/1/24	A3	2,850,000	3,275,876
Ser. A, 5.00%, 7/1/40	Aa3	6,860,000	6,860,000
Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds, (Delta Wtr. Supply), Ser. A
6.25%, 10/1/40 (Prerefunded 10/1/23)	A	1,250,000	1,489,250
6.25%, 10/1/38 (Prerefunded 10/1/23)	A	2,235,000	2,662,779
6.125%, 10/1/35 (Prerefunded 10/1/23)	A	750,000	890,528
Stockton, Unified School Dist. COP
5.00%, 2/1/36	A	1,000,000	1,230,950
5.00%, 2/1/35	A	2,410,000	2,977,651
5.00%, 2/1/34	A	2,295,000	2,844,721
5.00%, 2/1/31	A	1,325,000	1,667,764
Stockton, Unified School Dist. G.O. Bonds, (Election 2012), Ser. A, 5.00%, 8/1/42	AA	3,000,000	3,395,580
Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	1,195,000	1,199,493
Sweetwater, G.O. Bonds, (Union High School Dist.), 5.00%, 8/1/35	A3	2,330,000	2,688,401
Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, Class 1, 5.00%, 6/1/48	BBB+	2,000,000	2,361,860
Ser. B-1, Class 2, 5.00%, 6/1/48	BBB-	14,250,000	16,445,640
5.00%, 6/1/39	A-	1,000,000	1,234,980
Ser. A, Class 1, 5.00%, 6/1/38	A-	725,000	898,137
Turlock, Irrigation Dist. Rev. Bonds
5.00%, 1/1/39(WIS)	AA-	2,425,000	3,091,657
5.00%, 1/1/38(WIS)	AA-	2,325,000	2,972,815
5.00%, 1/1/37(WIS)	AA-	4,550,000	5,845,294
Tustin Cmnty., Fac. Dist. Special Tax Bonds, (No. 06-1 Legacy Columbus Villages), Ser. A, 5.00%, 9/1/37	A-	2,100,000	2,445,828
Twin Rivers, Unified School Dist. G.O. Bonds, Ser. A, BAM, 5.00%, 8/1/40 (Prerefunded 2/1/24)	AA	2,000,000	2,333,740
U. of CA Rev. Bonds, Ser. AZ, 5.25%, 5/15/58	Aa2	9,110,000	11,329,196
U. of CA VRDN Rev. Bonds, Ser. AL-4, 0.06%, 5/15/48	VMIG 1	5,900,000	5,900,000
U. of CA Regents Med. Ctr. Rev. Bonds, Ser. L, 5.00%, 5/15/47	Aa3	10,000,000	11,599,889
Vacaville, Unified School Dist. G.O. Bonds, Ser. D
4.00%, 8/1/45	Aa2	1,850,000	2,133,753
4.00%, 8/1/42	Aa2	1,000,000	1,160,370
Vernon, Elec. Syst. Rev. Bonds, Ser. A
5.00%, 8/1/37	BBB+	795,000	949,516
5.00%, 8/1/36	BBB+	1,525,000	1,827,514
5.00%, 8/1/34	BBB+	1,060,000	1,281,635
5.00%, 8/1/33	BBB+	960,000	1,164,269
5.00%, 8/1/32	BBB+	1,000,000	1,220,240
5.00%, 8/1/31	BBB+	770,000	946,761
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	2,350,000	2,461,390

			1,142,521,375
Guam (0.5%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	980,000	1,022,081
Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	2,450,000	2,450,000
Territory of GU, Port Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/48	A	1,500,000	1,672,650
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	1,000,000	1,070,480

			6,215,211
Illinois (0.6%)
IL State G.O. Bonds
5.00%, 1/1/41	Baa3	1,770,000	1,858,358
5.00%, 11/1/38	Baa3	4,200,000	4,437,426

			6,295,784
Kentucky (0.8%)
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (3/4/20), Ser. A, 4.00%, 12/1/50	A1	8,000,000	9,042,400

			9,042,400

Total municipal bonds and notes (cost $1,117,973,779)			$1,175,853,901

SHORT-TERM INVESTMENTS (0.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.41%(AFF)	Shares	1,365,298	$1,365,298
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%(P)	Shares	1,179,000	1,179,000
U.S. Treasury Bills 0.310%, 7/23/20		$1,027,000	1,026,923
U.S. Treasury Bills zero%, 8/20/20		919,000	918,834
U.S. Treasury Bills 1.546%, 7/16/20		773,000	772,959
U.S. Treasury Bills 0.011%, 8/6/20		760,000	759,909
U.S. Treasury Bills 0.005%, 9/10/20		507,000	506,865
U.S. Treasury Bills 0.015%, 9/3/20		259,000	258,934
U.S. Treasury Bills zero%, 8/13/20		88,000	87,986

Total short-term investments (cost $6,876,600)			$6,876,708
TOTAL INVESTMENTS

Total investments (cost $1,124,850,379)			$1,182,730,609

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$5,000,000	$7,900	$—	7/15/20	—	0.91% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$(7,900)
12,000,000	2,640	—	9/28/20	—	1.00% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(2,640)
913,000	32,046	—	8/25/20	—	1.87% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	32,046
2,738,000	118,473	—	8/24/20	—	1.91% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	118,474
5,400,000	344,412	—	8/21/20	—	2.01% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	344,412

Upfront premium received		—	Unrealized appreciation			494,932

Upfront premium (paid)		—	Unrealized (depreciation)			(10,540)

Total		$—			Total	$484,392

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,157,433,707.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/20
	Short-term investments
	Putnam Short Term Investment Fund*	$—	$247,073,985	$245,708,687	$61,026	$1,365,298

	Total Short-term investments	$—	$247,073,985	$245,708,687	$61,026	$1,365,298
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When-issued security (Note 1).
	At the close of the reporting period, the fund maintained liquid assets totaling $52,376,085 to cover tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.13%, 0.16% and 0.30%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Local debt	13.9%
	Transportation	13.8
	Healthcare	13.7
	State debt	12.3
	Education	10.8
	Land	10.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.
	At the close of the reporting period, the fund’s investments with a value of $21,060,180 were held by the TOB trust and served as collateral for $13,500,000 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $77,418 for these investments based on an average interest rate of 1.07%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,175,853,901	$—
Short-term investments	2,544,298	4,332,410	—

Totals by level	$2,544,298	$1,180,186,311	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	—	484,392	—

Totals by level	$—	$484,392	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$50,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com